                                                      OMB APPROVAL
                                                      OMB Number: 3235-0578
                                                      Expires: February 28, 2006
                                                      Estimated average burden
                                                      hours per response: 20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-02773

                                THE GATEWAY TRUST
               (Exact name of registrant as specified in charter)

Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH             45209
          (Address of principal executive offices)                    (Zip code)

                                 Geoffrey Keenan
              The Gateway Trust, Rookwood Tower, 3805 Edwards Road,
                         Suite 600, Cincinnati, OH 45209
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other small business investment companies registered on Form N-5 (sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                                  GATEWAY FUND
            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                         VALUE
  SHARES                                                                (000'S)
---------                                                              ---------
            COMMON STOCKS - 98.8%
            BASIC MATERIALS - 4.9%

  198,150   3M Co.                                                        14,536
  116,670   Alcoa Inc.                                                     2,849
  183,900   Companhia Siderurgica Nacional SA - ADR                        4,270
   32,050   CONSOL Energy Inc.                                             2,444
  460,448   Dow Chemical Company                                          19,187
  519,400   E. I. du Pont de Nemours and Company                          20,345
  141,600   Eastman Chemical Company                                       6,651
  207,600   Gerdau SA - ADR                                                3,100
   19,626   International Paper Company                                      585
  178,350   Lubrizol Corporation                                           7,728
  261,250   Lyondell Chemical Company                                      7,477
   21,125   MeadWestvaco Corporation                                         584
   52,550   Nucor Corporation                                              3,100
  397,650   Olin Corporation                                               7,551
  467,150   Packaging Corporation of America                               9,067
  248,750   RPM International, Inc.                                        4,577
  290,600   Sonoco Products Company                                        7,936
  225,600   USEC Inc.                                                      2,518
  251,900   Worthington Industries, Inc.                                   5,298
                                                                       ---------
                                                                         129,803
                                                                       ---------
            COMMERCIAL SERVICES - 1.3%
  181,750   Automatic Data Processing, Inc.                                7,822
   27,000   Career Education Corporation *                                   960
   57,150   Catalina Marketing Corporation                                 1,300
   99,700   Cendant Corporation                                            2,058
   45,900   Cognizant Technology Solutions Corporation - Class A *         2,138
   96,050   Electronic Data Systems Corporation                            2,155
   24,250   FactSet Research Systems Inc.                                    855
   34,019   First Data Corporation                                         1,361
   38,700   Omnicom Group Inc.                                             3,236
   98,000   Paychex, Inc.                                                  3,634
  461,750   ServiceMaster Company                                          6,252
  195,650   StarTek, Inc.                                                  2,583
                                                                       ---------
                                                                          34,354
                                                                       ---------
            CONSUMER CYCLICAL - 6.4%
  110,900   Abercrombie & Fitch Co. - Class A                              5,528
   23,700   Aeropostale, Inc. *                                              504
   73,000   American Axle & Manufacturing Holdings, Inc.                   1,685
  157,700   American Eagle Outfitters, Inc.                                3,711
   20,700   bebe stores, inc.                                                362
  188,175   Best Buy Co., Inc.                                             8,191
    6,400   CDW Corporation                                                  377
  124,800   Chico's FAS, Inc. *                                            4,593
   41,850   Christopher & Banks Corporation                                  581
   82,800   Claire's Stores, Inc.                                          1,998
   33,200   Coach, Inc. *                                                  1,041
   15,600   Cummins, Inc.                                                  1,373
  187,900   Delphi Corporation *                                             519
   65,430   Federated Department Stores, Inc.                              4,375
  127,150   Foot Locker, Inc.                                              2,790
  291,663   Ford Motor Company                                             2,876
  171,250   Gap, Inc.                                                      2,985
  546,550   General Motors Corporation                                    16,730
   57,600   Gentex Corporation                                             1,002
   99,750   Genuine Parts Company                                          4,279
  471,250   Home Depot, Inc.                                              17,974
   26,300   J. C. Penney Company, Inc.                                     1,247
   12,700   Lennar Corporation - Class A                                     759
  262,850   Limited Brands                                                 5,370
   31,600   Longs Drug Stores Corporation                                  1,355
  157,850   Lowe's Companies, Inc.                                        10,166
  240,526   Maytag Corporation                                             4,392
   54,850   Michaels Stores, Inc.                                          1,813
   16,700   Neiman Marcus Group, Inc. - Class A                            1,669
  189,100   Nordstrom, Inc.                                                6,490
   20,500   OfficeMax Inc.                                                   649
   24,350   Pacific Sunwear of California, Inc. *                            522
  272,600   Pier 1 Imports, Inc.                                           3,072
   44,800   RadioShack Corporation                                         1,111
   51,750   Ross Stores, Inc.                                              1,227
   19,909   Sears Holding Corporation *                                    2,477
   94,700   Talbots, Inc.                                                  2,833
   88,350   TJX Companies, Inc.                                            1,809
   41,900   Tomkins PLC - ADR                                                862
   61,700   Urban Outfitters, Inc. *                                       1,814
   53,900   Volvo AB - ADR                                                 2,352
  638,650   Wal-Mart Stores, Inc.                                         27,986
   77,000   Whirlpool Corporation                                          5,834
                                                                       ---------
                                                                         169,283
                                                                       ---------
            CONSUMER NON-CYCLICAL - 8.6%
  395,550   Albertson's, Inc.                                             10,146
  709,300   Altria Group, Inc.                                            52,283
  175,950   Avon Products, Inc.                                            4,751
   17,500   Clorox Company                                                   972

                                  GATEWAY FUND
            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                         VALUE
  SHARES                                                                (000'S)
---------                                                              ---------
  410,150   Coca-Cola Company                                             17,714
  186,150   Colgate-Palmolive Company                                      9,827
  214,550   ConAgra Foods, Inc.                                            5,310
  118,050   Diageo PLC - ADR                                               6,848
  105,000   Estee Lauder Companies Inc. - Class A                          3,657
  195,950   Gillette Company                                              11,404
  162,900   Kimberly-Clark Corporation                                     9,697
  165,200   Loews Corporation - Carolina Group                             6,547
  379,900   Newell Rubbermaid Inc.                                         8,605
  141,780   PepsiCo, Inc.                                                  8,040
  602,200   Procter & Gamble Company                                      35,807
   52,500   Reynolds American Inc.                                         4,359
  541,450   Sara Lee Corporation                                          10,260
  613,150   Tupperware Corporation                                        13,968
  246,198   Vector Group Ltd.                                              4,926
    7,050   Whole Foods Market, Inc.                                         948
                                                                       ---------
                                                                         226,069
                                                                       ---------
            CONSUMER SERVICES - 2.4%
  128,200   Deluxe Corporation                                             5,149
   33,200   Eastman Kodak Company                                            808
   26,450   GTECH Holdings Corporation                                       848
   22,000   Harrah's Entertainment, Inc.                                   1,434
   95,300   International Game Technology                                  2,573
  197,500   Mattel, Inc.                                                   3,294
  302,500   McDonald's Corporation                                        10,131
   22,000   Polaris Industries Inc.                                        1,090
  112,250   R. R. Donnelley & Sons Company                                 4,161
  982,950   Regal Entertainment Group - Class A                           19,698
  254,200   Sirius Satellite Radio Inc. *                                  1,665
   63,550   Standard Register Company                                        950
  298,550   Time Warner Inc.                                               5,407
   52,041   Viacom Inc. - Class B                                          1,718
   72,100   Walt Disney Company                                            1,740
   58,950   XM Satellite Radio Holdings Inc. - Class A *                   2,117
                                                                       ---------
                                                                          62,783
                                                                       ---------
            ENERGY - 9.8%
   82,000   BJ Services Company                                            2,951
   22,000   Chesapeake Energy Corporation                                    841
  501,964   Chevron Corporation                                           32,492
  262,062   ConocoPhillips                                                18,321
   80,100   Diamond Offshore Drilling, Inc.                                4,906
   67,550   ENSCO International Incorporated                               3,147
1,674,232   Exxon Mobil Corporation                                      106,381
  191,850   Halliburton Company                                           13,146
  199,250   Kerr-McGee Corporation                                        19,349
   61,250   Patterson-UTI Energy, Inc.                                     2,210
  388,000   Royal Dutch Shell PLC - Class A - ADR                         25,468
  127,450   Schlumberger Limited                                          10,754
  125,600   Smith International, Inc.                                      4,184
  285,550   Tidewater Inc.                                                13,898
                                                                       ---------
                                                                         258,048
                                                                       ---------
            FINANCIAL - 25.2%
   59,050   A. G. Edwards, Inc.                                            2,587
   96,900   Aegon NV - ADR                                                 1,444
  155,400   Allstate Corporation                                           8,592
   56,300   American Express Company                                       3,234
  551,000   American Financial Realty Trust                                7,824
  153,500   American Home Mortgage Investment Corp.                        4,651
  527,186   American International Group, Inc.                            32,664
   73,100   Aon Corporation                                                2,345
  195,750   Arthur J. Gallagher & Co.                                      5,640
   35,500   Banco Santander Chile SA - ADR                                 1,557
1,338,280   Bank of America Corporation                                   56,342
   72,850   Capitol Federal Financial                                      2,493
  152,975   Charles Schwab Corporation                                     2,207
   36,050   Chicago Mercantile Exchange                                   12,160
1,590,515   Citigroup Inc.                                                72,400
   57,000   Colonial Properties Trust                                      2,535
   47,900   Commerce Bancorp, Inc.                                         1,470
  274,750   Converium Holding AG - ADR                                     1,390
   59,048   Countrywide Financial Corporation                              1,947
  520,800   Crescent Real Estate Equities Company                         10,682
   95,600   Eaton Vance Corp.                                              2,373
  143,200   Equity Office Properties Trust                                 4,684
  158,600   Fannie Mae                                                     7,108
  294,850   Fidelity National Financial, Inc.                             13,127
  227,900   First Industrial Realty Trust, Inc.                            9,127
   46,000   FirstMerit Corporation                                         1,232
2,641,336   General Electric Company                                      88,934
   75,900   Goldman Sachs Group, Inc.                                      9,228
   33,800   Hartford Financial Services Group, Inc.                        2,608
  156,750   Health Care REIT, Inc.                                         5,814
   53,100   Healthcare Realty Trust, Inc.                                  2,131
  109,600   Hibernia Corporation - Class A                                 3,292
   11,300   Hospitality Properties Trust                                     484
  675,000   HRPT Properties Trust                                          8,377

                                  GATEWAY FUND
            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                         VALUE
  SHARES                                                                (000'S)
---------                                                              ---------
  313,500   HSBC Holdings PLC - ADR                                       25,466
  121,500   ING Groep N.V. - ADR                                           3,620
1,097,977   JPMorgan Chase & Co.                                          37,254
   69,100   Legg Mason, Inc.                                               7,580
   11,850   Liberty Property Trust                                           504
  126,850   Lincoln National Corporation                                   6,599
  693,400   Lloyds TSB Group PLC - ADR                                    23,042
  192,100   Marsh & McLennan Companies, Inc.                               5,838
  290,800   MBNA Corporation                                               7,165
   57,650   Mercury General Corporation                                    3,458
  100,850   Merrill Lynch & Co., Inc.                                      6,187
  305,350   Morgan Stanley                                                16,471
   36,500   National Australia Bank Limited - ADR                          4,586
  239,450   Nationwide Health Properties, Inc.                             5,579
  113,600   New Century Financial Corporation                              4,120
  643,000   New York Community Bancorp, Inc.                              10,545
  165,650   Newcastle Investment Corporation                               4,622
   74,500   North Fork Bancorporation, Inc.                                1,900
   58,000   Prentiss Properties Trust                                      2,355
   29,500   Royal & Sun Alliance Insurance Group PLC - ADR                   255
  141,000   Senior Housing Properties Trust                                2,679
  383,500   St. Paul Travelers Companies, Inc.                            17,208
  667,683   U. S. Bancorp                                                 18,749
  161,650   Unitrin, Inc.                                                  7,672
  325,759   Wachovia Corporation                                          15,503
  277,700   Waddell & Reed Financial, Inc. - Class A                       5,376
  122,400   Washington Mutual, Inc.                                        4,801
  336,950   Wells Fargo & Company                                         19,735
   24,750   XL Capital Ltd. - Class A                                      1,684
                                                                       ---------
                                                                         663,236
                                                                       ---------
            HEALTH CARE - 11.9%
  358,250   Abbott Laboratories                                           15,190
   79,100   Aetna Inc.                                                     6,814
  223,327   Amgen Inc. *                                                  17,792
  148,500   Baxter International Inc.                                      5,921
   71,200   Biogen Idec Inc. *                                             2,811
1,649,400   Bristol-Myers Squibb Company                                  39,685
   11,600   Cardinal Health, Inc.                                            736
   84,750   Caremark Rx, Inc. *                                            4,232
   46,750   Coventry Health Care, Inc. *                                   4,021
  265,100   Eli Lilly and Company                                         14,188
   16,800   Genentech, Inc. *                                              1,415
  146,950   GlaxoSmithKline PLC - ADR                                      7,536
   54,950   Guidant Corporation                                            3,785
   32,000   Hillenbrand Industries, Inc.                                   1,506
  737,722   Johnson & Johnson                                             46,683
   64,513   Medco Health Solutions, Inc. *                                 3,537
  189,500   Medtronic Inc.                                                10,161
   19,300   Mentor Corporation                                             1,062
  978,200   Merck & Co., Inc.                                             26,617
   20,300   Omnicare, Inc.                                                 1,141
   17,250   OSI Pharmaceuticals, Inc. *                                      504
   20,900   PacifiCare Health Systems, Inc. *                              1,667
1,904,700   Pfizer Inc.                                                   47,560
  143,950   Schering-Plough Corporation                                    3,030
  347,500   UnitedHealth Group Incorporated                               19,529
   30,400   Universal Health Services, Inc. - Class B                      1,448
  161,100   WellPoint, Inc. *                                             12,215
  247,700   Wyeth                                                         11,461
                                                                       ---------
                                                                         312,247
                                                                       ---------
            INDUSTRIALS - 4.4%
   37,950   Black & Decker Corporation                                     3,115
  143,000   Briggs & Stratton Corporation                                  4,946
  225,900   Caterpillar Inc.                                              13,272
   35,400   Deere & Company                                                2,166
   27,400   Eaton Corporation                                              1,741
  182,100   Emerson Electric Co.                                          13,075
  125,050   Hubbell Incorporated - Class B                                 5,869
    6,950   Illinois Tool Works Inc.                                         572
   45,700   Ingersoll-Rand Company                                         1,747
   33,000   Parker-Hannifin Corporation                                    2,122
   89,150   Pentair, Inc.                                                  3,254
   62,900   Snap-on Incorporated                                           2,272
  206,500   SPX Corporation                                                9,489
  126,300   Stanley Works                                                  5,896
  721,000   Synagro Technologies, Inc.                                     3,389
   86,000   Timken Company                                                 2,548
  402,403   Tyco International Ltd.                                       11,207
  283,500   United Technologies Corporation                               14,697
  315,900   Waste Management, Inc.                                         9,038
  114,100   York International Corporation                                 6,397
                                                                       ---------
                                                                         116,812
                                                                       ---------
            TECHNOLOGY - 14.5%
   83,300   Adobe Systems Incorporated *                                   2,486
   53,150   ADTRAN, Inc.                                                   1,674
   82,275   Advanced Micro Devices, Inc. *                                 2,073

                                  GATEWAY FUND
            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                         VALUE
  SHARES                                                                (000'S)
---------                                                              ---------
   36,400   Akamai Technologies, Inc. *                                      581
  109,800   Amazon.com, Inc. *                                             4,974
  135,050   Analog Devices, Inc.                                           5,016
  151,200   Apple Computer, Inc. *                                         8,106
  367,700   Applied Materials, Inc.                                        6,236
   36,000   Autodesk, Inc. *                                               1,672
   83,750   BEA Systems, Inc. *                                              752
  219,252   Boeing Company                                                14,898
   83,650   Broadcom Corporation - Class A *                               3,924
1,055,125   Cisco Systems, Inc. *                                         18,918
  245,275   Corning Incorporated *                                         4,741
  332,750   Dell Inc. *                                                   11,380
  397,495   eBay Inc. *                                                   16,377
   53,000   Electronic Arts Inc. *                                         3,015
   36,547   Expedia, Inc. *                                                  724
   29,350   F5 Networks, Inc. *                                            1,276
   35,550   Goodrich Corporation                                           1,576
   26,700   Google Inc. - Class A *                                        8,449
  480,505   Hewlett-Packard Company                                       14,031
  318,500   Honeywell International Inc.                                  11,944
1,670,578   Intel Corporation                                             41,180
  335,350   International Business Machines Corporation                   26,902
   37,300   Internet Security Systems, Inc. *                                896
   45,000   KLA-Tencor Corporation                                         2,194
   51,200   Linear Technology Corporation                                  1,925
  661,190   Lucent Technologies Inc. *                                     2,149
   52,950   Macromedia, Inc. *                                             2,153
  119,200   Maxim Integrated Products, Inc.                                5,084
   33,650   McAfee Inc. *                                                  1,057
   69,050   Microchip Technology Incorporated                              2,080
2,436,100   Microsoft Corporation                                         62,681
  405,971   Motorola, Inc.                                                 8,968
   86,750   National Semiconductor Corporation                             2,282
   67,450   Nokia Corporation - ADR                                        1,141
   48,200   NVIDIA Corporation *                                           1,652
  833,348   Oracle Corporation *                                          10,325
   66,966   Powerwave Technologies, Inc. *                                   870
   34,850   Priceline.com Incorporated *                                     673
  410,700   QUALCOMM Incorporated                                         18,379
   91,900   Raytheon Company                                               3,494
  194,500   REMEC, Inc.                                                      241
   17,200   Research In Motion Limited *                                   1,176
    3,300   Shanda Interactive Entertainment Ltd. - ADR *                     89
   90,800   Siebel Systems, Inc.                                             938
   17,300   Sigmatel Incorporated *                                          350
   26,800   Sohu.com Inc. *                                                  459
  289,237   Symantec Corporation *                                         6,554
  368,400   Texas Instruments Incorporated                                12,489
   81,700   VeriSign, Inc. *                                               1,746
   37,950   WebEx Communications, Inc. *                                     930
  108,500   Xilinx, Inc.                                                   3,022
  421,150   Yahoo! Inc. *                                                 14,252
                                                                       ---------
                                                                         383,154
                                                                       ---------
            TELECOMMUNICATIONS - 4.4%
  169,571   AT&T Corp.                                                     3,357
  661,750   BellSouth Corporation                                         17,404
   90,000   China Mobile HK Limited - ADR                                  2,218
1,231,090   Citizens Communications Company                               16,681
   13,500   KT Corporation - ADR                                             304
1,284,556   SBC Communications Inc.                                       30,791
  366,130   Sprint Nextel Corporation                                      8,707
   47,250   TDC A/S - ADR                                                  1,275
   49,100   Telecomunicacoes de Sao Paulo SA - ADR                           976
   52,300   Telstra Corporation Ltd. - ADR                                   814
  987,768   Verizon Communications Inc.                                   32,290
                                                                       ---------
                                                                         114,817
                                                                       ---------

                                  GATEWAY FUND
            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                         VALUE
  SHARES                                                                (000'S)
---------                                                              ---------
            TRANSPORTATION - 0.6%
  135,200   AMR Corporation *                                              1,512
  216,200   United Parcel Service, Inc. - Class B                         14,946
                                                                       ---------
                                                                          16,458
                                                                       ---------
            UTILITIES - 4.4%
  115,900   Ameren Corporation                                             6,200
  606,600   Atmos Energy Corporation                                      17,136
  214,500   Consolidated Edison, Inc.                                     10,414
   24,000   DTE Energy Company                                             1,101
  436,000   Duke Energy Corporation                                       12,718
  206,850   Duquesne Light Holdings Inc.                                   3,560
   54,700   Enel SPA - ADR                                                 2,347
  277,550   Great Plains Energy Incorporated                               8,302
  120,500   KeySpan Corporation                                            4,432
   83,000   National Fuel Gas Company                                      2,839
  338,300   NICOR Inc.                                                    14,219
  148,150   OGE Energy Corp.                                               4,163
   92,500   ONEOK, Inc.                                                    3,147
  170,450   Pepco Holdings, Inc.                                           3,966
  132,003   Progress Energy, Inc.                                          5,907
   95,950   Public Service Enterprise Group Inc.                           6,175
  407,400   United Utilities PLC - ADR                                     9,545
                                                                       ---------
                                                                         116,171
                                                                       ---------
            Total common stocks (cost $2,258,458)                      2,603,235
                                                                       ---------

CONTRACTS
---------
            PUT OPTIONS - 0.2%
    3,249   On S&P 500 Index expiring October 22, 2005 at 1125              114
    2,720   On S&P 500 Index expiring November 19, 2005 at 1100             353
    6,080   On S&P 500 Index expiring November 19, 2005 at 1125           1,277
    3,248   On S&P 500 Index expiring November 19, 2005 at 1150           1,137
    5,658   On S&P 500 Index expiring December 17, 2005 at 1125           2,659
                                                                     ----------
            Total put options (cost $12,088)                              5,540
                                                                     ----------
            REPURCHASE AGREEMENT - 2.7% **
            2.75% repurchase agreement with U. S. Bank, N. A.
               dated September 30, 2005, due October 3, 2005
               (repurchase proceeds $72,352)                             72,335
                                                                     ----------
            Total common stocks, put options and repurchase
               agreement - 101.7%                                     2,681,110
                                                                     ----------
            CALL OPTIONS - (2.2%) ***
  (2,620)   On S&P 500 Index expiring October 22, 2005 at 1200           (9,026)
  (7,178)   On S&P 500 Index expiring October 22, 2005 at 1225          (11,054)
  (2,619)   On S&P 500 Index expiring November 19, 2005 at 1200         (10,987)
  (4,504)   On S&P 500 Index expiring November 19, 2005 at 1225         (10,877)
  (1,780)   On S&P 500 Index expiring December 17, 2005 at 1200          (8,784)
  (2,254)   On S&P 500 Index expiring December 17, 2005 at 1225          (7,247)
                                                                     ----------
            Total call options outstanding (premiums received
               $72,103)                                                 (57,975)
                                                                     ----------
            OTHER ASSETS AND LIABILITIES, NET - 0.5%                     12,657
                                                                     ----------
            NET ASSETS - 100.0%                                      $2,635,792
                                                                     ==========

*    Non-income producing.

** Repurchase agreement fully collateralized by U.S. Government Agency obligations.

*** The aggregate value of common stocks that covers outstanding call options is $2,603,235,000.

ADR - American Depository Receipt

Common stocks are grouped by sector.

                                  GATEWAY FUND
       NOTES TO PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Gateway Trust is an Ohio business trust, registered under the Investment Company Act of 1940, which is authorized to establish and operate one or more separate series of mutual funds. The Trust currently operates one diversified mutual fund, the Gateway Fund (the Fund). The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by owning a diversified portfolio of common stocks and by selling index call options. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund's significant accounting policies related to its Portfolio of Investments:

INVESTMENTS VALUATION - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (the NYSE), normally 4:00 P.M., Eastern time. Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market, and which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities, other than option contracts, for which market quotations are not readily available or in which trading has been suspended during the day, and option contracts for which closing market quotations are not considered to reflect option contract values as of the close of the NYSE, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date.

OPTION TRANSACTIONS - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently valued until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P., the Adviser.

FEDERAL INCOME TAXES - At September 30, 2005, based on a $2,211,623,000 federal tax cost of common stocks and options, gross unrealized appreciation totaled $420,114,000, gross unrealized depreciation totaled $80,937,000 and net unrealized appreciation totaled $339,177,000.

2. INVESTMENT TRANSACTIONS

For the three months ended September 30, 2005, cost of purchases of investment securities (excluding short-term investments) totaled $171,832,000 and proceeds from sales totaled $21,285,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, the premiums received) to enhance earnings on the portfolio securities. However, using these call options limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the three months ended September 30, 2005, transactions in written options were as follows:

                                    Contracts   Premiums (000's)
                                    ---------   ----------------
Outstanding at June 30, 2005          20,000        $ 68,736
Options written                       33,612         101,233
Options terminated in closing
   purchase transactions             (30,877)        (94,697)
Options expired                       (1,780)         (3,169)
                                     -------        --------
Outstanding at September 30, 2005     20,955        $ 72,103
                                     =======        ========

ITEM 1. SCHEDULE OF INVESTMENTS.

ITEM 2. CONTROLS AND PROCEDURES.

(A) Based on an evaluation of the registrant's disclosure controls and procedures as of November 22, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings of Form N-Q is recorded, processed, summarized, and reported on a timely basis.

(B) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibit 99.CERT Certifications are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Trust


By /s/ Walter G. Sall
   ----------------------------------
   Walter G. Sall, Chairman

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Walter G. Sall
   ----------------------------------
   Walter G. Sall, Chairman

Date: November 22, 2005


By /s/ Gary H. Goldschmidt
   ----------------------------------
   Gary H. Goldschmidt
   Vice President and Treasurer

Date: November 22, 2005